Additional Financial Information of Parent Company - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands		9 Months Ended	12 Months Ended
	Jun. 22, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss attribute to ordinary shareholders			¥ (3,654,528)		¥ (3,470,480)	¥ (1,523,657)
Adjustments to reconcile net loss to net cash used in operating activities
Share-based compensation			3,628,602	$ 569,407	3,254,335	455,634
Net gain from disposal of investment in equity investees		¥ 379
Unrealized gains from fair value changes of trading securities and derivative assets			(23,967)	(3,761)	(18,140)	0
Foreign exchange loss			15,468	2,428	21,276	4,410
Impairment loss			96,099	15,080	22,030	710,331
Changes in operating assets and liabilities:
Prepayments and other current assets			656,008	102,942	27,773	(413,677)
Amounts due to related parties			(31,213)	(4,898)	22,242	28,669
Income tax payable			5,614	881	15,465	3,953
Net cash (used in) provided by operating activities			(211,419)	(33,176)	574,742	(923,965)
Cash flows from investing activities:
Return from dissolution of an equity investment			0	0	(90,000)	0
Investment in subsidiaries and VIEs			887,327	139,241	34,475	214,739
Net cash used in investing activities			(14,398,973)	(2,259,513)	(2,690,895)	(3,391,199)
Cash flows from financing activities:
Proceeds from initial public offerings, net	¥ 11,059,043		11,059,043	1,735,405	0	0
Proceeds from exercise of share options			20	3	87	0
Loan to a shareholder pledged by preferred shares			0	0	1,310,140	0
Net cash provided by financing activities			8,901,514	1,396,842	8,324,448	1,693,225
Effect of exchange rate changes on cash and cash equivalents			(87,677)	(13,759)	(127,770)	19,884
Cash and cash equivalents, beginning of the year		10,060,391	10,060,391		3,983,721
Cash and cash equivalents, end of the year			4,284,291	672,299	10,060,391	3,983,721
Parent Company [Member]
Cash flows from operating activities:
Net loss attribute to ordinary shareholders			(3,654,448)	(573,463)	(3,470,472)	(1,523,650)
Adjustments to reconcile net loss to net cash used in operating activities
Equity in income (loss) of subsidiaries, VIEs and VIEs' subsidiaries			(197,282)	(30,957)	(175,661)	987,023
Share-based compensation			3,628,602	569,407	3,254,335	455,634
Modification of share options			209,311	32,845	231,972	0
Equity in earnings of unconsolidated investees			5,696	894	10,975	1,444
Net gain from disposal of investment in equity investees			379	59
Unrealized gains from fair value changes of trading securities and derivative assets			(18,333)	(2,877)
Foreign exchange loss			2,917	458
Impairment loss			43,708	6,859
Changes in operating assets and liabilities:
Prepayments and other current assets			(108,119)	(16,966)	22,727	849
Accounts payable			42	7
Amounts due to related parties			(31,213)	(4,898)	22,242	28,669
Income tax payable			9,084	1,425
Accrued expenses and other current liabilities			(78,313)	(12,289)	91,377	0
Net cash (used in) provided by operating activities			(187,969)	(29,496)	(12,505)	(50,031)
Cash flows from investing activities:
Purchases of short-term investments			(19,376,170)	(3,040,544)	(6,766,468)	(4,404,601)
Maturity of short-term investments			7,464,384	1,171,325	4,638,930	3,107,061
Payment for investment in equity investees			(580,888)	(91,154)	(19,312)	(75,739)
Return from dissolution of an equity investment			11,929	1,872
Loans to related parties			0	0	(63,482)	(48,458)
Repayment of loans from related parties			0	0	109,792	0
Investment in subsidiaries and VIEs			(2,081,323)	(326,605)	(493,225)	(91,803)
Net cash used in investing activities			(14,562,068)	(2,285,106)	(2,593,765)	(1,513,540)
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares and preferred shares			(2,585,437)	(405,711)	(557,836)	(384,880)
Proceeds from issuing preferred shares, net of issuance cost			385,788	60,539
Proceeds from initial public offerings, net			11,059,043	1,735,405
Proceeds from exercise of share options			20	3	87	0
Proceeds from issuance of convertible redeemable preferred shares, net of issuance cost			0	0	11,081,037	1,672,415
Loan to a shareholder pledged by preferred shares			0	0	(1,310,140)	0
Net cash provided by financing activities			8,859,414	1,390,236	9,213,148	1,287,535
Effect of exchange rate changes on cash and cash equivalents			(102,804)	(16,134)	(274,587)	36,656
Net (decrease) increase in cash and cash equivalents			(5,993,427)	(940,500)	6,332,291	(239,380)
Cash and cash equivalents, beginning of the year		¥ 7,025,967	7,025,967	1,102,528	693,676	933,056
Cash and cash equivalents, end of the year			¥ 1,032,540	$ 162,028	¥ 7,025,967	¥ 693,676